JPMorgan Small Cap Value Fund Expense Example - R2 R3 R4 R5 R6 Shares [Member] - JPMorgan Small Cap Value Fund	Jun. 30, 2026 USD ($)
Class R2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 143
Expense Example, with Redemption, 3 Years	488
Expense Example, with Redemption, 5 Years	856
Expense Example, with Redemption, 10 Years	1,893
Class R3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	117
Expense Example, with Redemption, 3 Years	397
Expense Example, with Redemption, 5 Years	699
Expense Example, with Redemption, 10 Years	1,555
Class R4
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	92
Expense Example, with Redemption, 3 Years	351
Expense Example, with Redemption, 5 Years	631
Expense Example, with Redemption, 10 Years	1,428
Class R5
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	77
Expense Example, with Redemption, 3 Years	266
Expense Example, with Redemption, 5 Years	470
Expense Example, with Redemption, 10 Years	1,061
Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	66
Expense Example, with Redemption, 3 Years	232
Expense Example, with Redemption, 5 Years	412
Expense Example, with Redemption, 10 Years	$ 932